NON-CONTROLLING INTERESTS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2023 USD ($)
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries	Rp 20,659		Rp 19,851		$ 1,342
Non-controlling interests	7,665	$ 498	7,038	Rp 9,195
Total non-controlling interest in subsidiaries
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries	20,659		19,851
Non-controlling interests	7,641		6,984	9,222
Telkomsel
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries	11,016		10,450
Non-controlling interests	7,096		6,476	9,183
Mitratel
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries	9,101		9,031
Non-controlling interests	568		504	79
Other interests
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries	542		370
Non-controlling interests	Rp (23)		Rp 4	Rp (40)